Time charter revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Time charter revenue - Operating revenue (Table)

	Year Ended December 31,
Charterer	2024	2023	2022
CMA CGM	22.23%	28.59%	29.62%
MAERSK	33.63%	30.82%	29.79%
ZIM	11.77%	13.49%	10.73%